Loans and Related Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 16,423	$ 14,908
Total loans	$ 936,682	$ 955,871
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Deferred income as a percentage of total loans outstanding	1.00%	1.00%
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 547,427	$ 557,516
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	39	29
Total Commercial [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	79,828	87,270
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	380,388	386,806
Total Commercial [Member] | Commercial and industrial loans [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	72,215	78,981
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	150,616	155,802
Total Commercial [Member] | Commercial real estate [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,916	7,619
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	16,423	14,908
Total Commercial [Member] | Lease financing [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	697	670
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	389,255	398,355
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	275	143
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	260,724	269,117
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	52,230	46,293
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	47,762	53,669
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	28,539	29,276
Total Consumer [Member] | Other consumer [Member] | Securities Based Lending Loans [Member] | Wealth Management [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 18,300	$ 19,400